Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Accounting policies [line items]
Cash flow projection period	five years
Future cash flows projections growth rate	3.00%
Pre-tax discount rates	10.70%
Computer Software [Member] | Weighted average [Member]
Accounting policies [line items]
Intangible assets, estimated useful life	4 years